ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts payable and other

(US$ MILLIONS)	2022	2021
Current
Accounts payable	$1,253	$1,360
Accrued and other liabilities (1)	805	410
Lease liabilities	76	68
Financial liabilities (2)	145	126
Work in progress (3)	1,175	1,397
Provisions and decommissioning liabilities (4)	609	355
Liabilities held for sale	42	—
Loan payable to Brookfield Business Partners	228	—
BBUC reorganization loans	—	1,860
Total current	$4,333	$5,576
Non-current
Accounts payable	$84	$84
Accrued and other liabilities (1)	573	520
Lease liabilities	423	401
Financial liabilities (2)	1,694	1,787
Work in progress (3)	49	1
Provisions and decommissioning liabilities (4)	483	682
Total non-current	$3,306	$3,475
____________________________________
(1)Includes post-employment benefits of $385 million ($14 million current and $371 million non-current) as at December 31, 2022 and $446 million ($14 million current and $432 million non-current) as at December 31, 2021. See Note 30 for additional information.
(2)Includes financial liabilities of $1,673 million ($74 million current and $1,599 million non-current) as at December 31, 2022 and $1,732 million ($66 million current and $1,666 million non-current) as at December 31, 2021 related to the sale and leaseback of hospitals.
(3)See Note 17 for additional information.
(4)Includes decommissioning liabilities of $221 million (2021: $385 million) primarily from the company’s nuclear technology services operations. The liability was determined using a discount rate of 4.0% (2021: 1.9%) and an inflation rate of 3.0% (2021: 3.0%).

Disclosure of other provisions
The following table presents the change in the provision balances for the years ended December 31, 2022, and 2021:

(US$ MILLIONS)	Decommissioning liability	Warranties and provisions for defects	Other	Total provisions
Balance at January 1, 2021	$427	$123	$546	$1,096
Additional provisions recognized	—	39	151	190
Reduction arising from payments/derecognition	(8)	(35)	(137)	(180)
Accretion expenses	9	—	—	9
Change in discount rate	(30)	—	(7)	(37)
Change in other estimates	(10)	(14)	18	(6)
Foreign currency translation	(3)	(4)	(28)	(35)
Balance at December 31, 2021	$385	$109	$543	$1,037
Additional provisions recognized	—	20	466	486
Reduction arising from payments/derecognition	(3)	(43)	(174)	(220)
Accretion expenses	8	—	—	8
Change in discount rate	(182)	—	(12)	(194)
Change in other estimates	14	(6)	1	9
Foreign currency translation	(1)	(6)	(27)	(34)
Balance at December 31, 2022	$221	$74	$797	$1,092